Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
General Cash Flow Hedge Information:
Derivative, Notional Amount	[1]	¥ 1,339,500.0		¥ 1,147,400.0
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities		35.0		35.0
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities		2,928.0		3,048.0
Derivative, Credit Risk Related Contingent Features:
Aggregate fair value of derivative instruments with credit risk related contingent features in a liability position		2,200.0		2,500.0
Aggregate fair value of derivative instruments with credit risk related contingent features in a liability position, posted collateral		299.0		253.0
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade		132.0		125.0
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade		¥ 125.0		¥ 43.0
MUAH [Member]
General Cash Flow Hedge Information:
Derivative, Description of hedged item			Benchmark interest rate on the London Interbank Offered Rate ("LIBOR") indexed loans
Weighted average remaining life of the current cash flow hedges, in approximate years			3 years 4 months 13 days
Expected cash flow hedge gain (loss) reclassified to earnings, net			¥ 10.9
Fair Value Hedges:
Type of fair value hedging instruments used in interest rate hedging strategy			Interest rate swaps
Objective for interest rate hedging strategy			Mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR
MUAH [Member] | Maximum [Member]
Fair Value Hedges:
Gains (losses) on the hedging instruments			¥ 1.0
Gains (losses) on the hedged liability			(1.0)
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
General Cash Flow Hedge Information:
Derivative, Notional Amount			¥ 1,175.4

[1]	Includes both written and purchased positions.